DEFERRED AMOUNTS AND OTHER ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DEFERRED AMOUNTS AND OTHER ASSETS
Regulatory assets	CAD 1,921	CAD 1,661
Long-term portion of derivative assets (Note 24)	151	373
Affiliate long-term notes receivable	270	152
Contractual receivables	441	432
Deferred financing costs	51	52
Other	279	490
Deferred amounts and other assets	3,113	3,160
Deferred amounts subject to amortization	150	141
Accumulated amortization of deferred costs	94	80
Amortization expense of deferred cost	CAD 20	CAD 18	CAD 22